Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets and goodwill [abstract]
Goodwill and intangible assets	9. Goodwill and intangible assets

Goodwill
Goodwill is initially recognised based on the accounting policy for business combinations (see note 21). Goodwill is subsequently measured at cost less amounts provided for impairment. Goodwill acquired in a business combination is assessed to determine whether new cash generating units (CGUs) are created, and if not, is allocated to the Group’s CGUs, or groups of CGUs (GCGUs) in line with the structure detailed below. These might not always be the same as the CGUs or
GCGUs that include the assets and liabilities of the acquired business.

Intangible assets
Separately purchased intangible assets are initially measured at cost, being the purchase price as at the date of acquisition. On acquisition of new interests in group companies, Unilever recognises any specifically identifiable intangible assets separately from goodwill. These intangible assets are initially measured at fair value as at the date of acquisition.
Expenditure to support development of internally produced intangible assets is recognised in profit or loss as incurred.
Indefinite-life intangibles mainly comprise trademarks and brands, for which there is no foreseeable limit to the period over which they are expected to generate net cash inflows. These are considered to have an indefinite life, given the strength and durability of our brands and the level of marketing support. These assets are not amortised but are subject to a review for impairment annually, or more frequently if events or circumstances indicate this is necessary.
Finite-life intangible assets mainly comprise software, patented and non-patented technology, know-how and customer lists. These assets are amortised on a straight-line basis in the income statement over the period of their expected useful lives, or the period of legal rights if shorter. None of the amortisation periods exceeds ten years.

Cash generating units
The Group’s assets are grouped into cash generating units (CGUs) which are the smallest identifiable group of assets that generates largely independent cash inflows. The Group's CGUs are aligned with our organisation structure of Business Units and Global Business Units.
For impairment testing purposes, goodwill is allocated to groups of CGUs (GCGUs) which are based on the five Business Groups since the synergies acquired through a business combination benefit a Business Group as a whole rather than a specific Business Unit or Global Business Unit. Cash inflows relating to indefinite-life intangible assets are identifiable at Business Unit or Global Business Unit level and are therefore allocated to individual CGUs.

Impairment review
The impairment test is performed by comparing the carrying value of the CGUs or GCGUs with their recoverable value. The recoverable value is primarily based on value in use but also considers fair value less costs of disposal where relevant. Any impairment is charged to the income statement as it arises.

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2024			Software	Other
Cost
1 January 2024	22,266	17,967	3,483	1,124	44,840
Additions through business combinations(a)	310	382	–	–	692
Disposal of businesses	(60)	(510)	(26)	(4)	(600)
Reclassification to held for sale	(47)	(47)	(5)	–	(99)
Additions	–	3	229	1	233
Disposals and other movements	132	2	(23)	9	120
Hyperinflationary adjustment	284	34	–	–	318
Currency retranslation	586	506	143	26	1,261
31 December 2024	23,471	18,337	3,801	1,156	46,765
Accumulated amortisation and impairment
1 January 2024	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Amortisation/impairment for the year	–	(127)	(213)	(35)	(375)
Disposals and other movements	(3)	–	47	(8)	36
Currency retranslation	–	(9)	(116)	(26)	(151)
31 December 2024	(1,160)	(481)	(3,123)	(1,100)	(5,864)
Net book value 31 December 2024(c)	22,311	17,856	678	56	40,901
9. GOODWILL AND INTANGIBLE ASSETS continued

€ million	Goodwill	Indefinite-life intangible assets	Finite-life intangible assets		Total
Movements during 2023			Software	Other
Cost
1 January 2023	22,766	18,516	3,317	1,137	45,736
Additions through business combinations(a)	326	430	–	–	756
Disposal of businesses	(56)	–	–	(7)	(63)
Reclassification to held for sale(b)	(65)	(467)	–	–	(532)
Additions	–	2	239	2	243
Disposals and other movements	–	(2)	(71)	7	(66)
Hyperinflationary adjustment	(173)	(12)	(5)	–	(190)
Currency retranslation	(532)	(500)	3	(15)	(1,044)
31 December 2023	22,266	17,967	3,483	1,124	44,840
Accumulated amortisation and impairment
1 January 2023	(1,157)	(350)	(2,730)	(1,010)	(5,247)
Amortisation/impairment for the year	–	–	(187)	(41)	(228)
Disposals and other movements	(1)	–	72	7	78
Currency retranslation	1	5	4	13	23
31 December 2023	(1,157)	(345)	(2,841)	(1,031)	(5,374)
Net book value 31 December 2023(c)	21,109	17,622	642	93	39,466
(a)Includes the provisional fair value of goodwill and intangibles for acquisitions made in 2024 as well as subsequent changes in the fair value of goodwill and intangibles for the acquisitions made in 2023 where the initial acquisition accounting was provisional at the end of 2023. See note 21 for further details.
(b)Goodwill and intangibles in relation to Elida Beauty amounting to €532 million in 2023 were reclassified as held for sale and were subsequently disposed in 2024.
(c)Within indefinite-life intangible assets there are five existing brands that have a significant carrying value: Horlicks €2,719 million (2023: €2,640 million), Knorr €1,860 million (2023:
€1,838 million), Paula's Choice €1,807 million (2023: €1,699 million), Hellmann’s €1,285 million (2023: €1,226 million) and Carver Korea €1,278 million (2023: €1,370 million).
SIGNIFICANT CGUs
In 2024, the Group announced a new organisational structure effective 1 January 2025. This new structure retains the concept of Business and Global Business Units and so this remains the basis for our CGUs. However, the new organisation structure does alter the composition of some of our CGUs.
The goodwill and indefinite-life assets held in the GCGUs and CGUs shown below are considered significant within the total carrying amounts of goodwill and indefinite-life intangible as at 31 December 2024.

	2024 GCGUs	2023 GCGUs
	€ billion Goodwill	€ billion Goodwill
Beauty & Wellbeing	5.0	4.6
Personal Care	4.2	3.9
Home Care	0.9	0.9
Foods	8.6	8.0
Ice Cream	3.6	3.7
Total GCGUs	22.3	21.1

2024 CGUs
€ billion Indefinite-life intangible assets
Foods India and Nepal	3.0
Prestige	3.2
Wellbeing(a)	1.7
Beauty & Wellbeing North America	1.0
Total Significant CGUs	8.9
Others(b)	9.0
Total CGUs	17.9
(a)Previously Health & Wellness.
(b)Included within Others are individually insignificant amounts of intangible assets.
9. GOODWILL AND INTANGIBLE ASSETS continued
KEY ASSUMPTIONS
In performing our annual impairment testing, the recoverable amount of each CGU has been calculated based on its value in use, estimated as the present value of projected future cash flows. Each GCGU's value in use is based on the aggregated value in use of the CGUs grouped under the respective GCGU.
Projected cash flows include specific estimates for a period of five years. The growth rates and operating margins used to estimate cash flows for the five years are based on past performance and on the Group’s three-year strategic plan, de-risked to ensure reasonability and extended to years four and five. The Group's three-
year strategic plan factors in initiatives we are undertaking to reduce carbon emissions in line with our Climate Transition Action Plan (CTAP) and impacts of climate change on our operational costs. The growth rates used in this exercise for GCGUs and significant CGUs are set out below:
For the year 2024

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream
Longer-term sustainable growth rates	3%	2%	3%	3%	3%
Average near-term nominal growth rates	5%	3%	3%	3%	5%
Discount rate	11%	11%	12%	11%	10%

Significant CGUs	Foods India and Nepal	Prestige	Wellbeing	Beauty & Wellbeing North America
Longer-term sustainable growth rates	7%	2%	2%	2%
Average near-term nominal growth rates	7%	8%	11%	1%
For the year 2023

Group of CGUs	Beauty & Wellbeing	Personal Care	Home Care	Foods	Ice Cream
Longer-term sustainable growth rates	3%	2%	3%	2%	2%
Average near-term nominal growth rates	6%	4%	3%	3%	6%
Discount rate	11%	11%	12%	11%	10%
The estimated cash flows after year five are extrapolated using a longer-term sustainable growth rate, which is determined as the lower of our own three-year average growth projection and external forecasts for the relevant market.
In 2024, the projected cash flows are discounted using pre-tax discount rates. The discount rates are specific to each CGU and are determined based on the weighted average cost of capital, including a market and country risk premium. Given the higher number of CGUs spread across different markets, the CGU discount rates are in the range 9.0%–16.5% (2023: 8.4%–20.0%). For significant CGUs the discount rates are in the range 9.0%–11.4%.
There are no reasonably possible changes in key assumptions that would cause the carrying amount of any CGU to exceed its recoverable amount.
Impairment of Air business
Water & Air Wellness CGU comprised of Pureit, Qinyuan, and Blueair. Pureit was launched in 2004, Qinyuan, a water purification company, was acquired in 2014, and Blueair, a provider of innovative mobile indoor air purification technologies and solutions, was acquired in 2016.
During the 2024 annual impairment review, following the sale of the water business, including the Qinyuan and Pureit brands, it was determined that the carrying value of Air exceeded its recoverable amount. As a result, the full amount of indefinite-life intangibles was impaired by €127 million.